Schedule of Investments (unaudited) November 30, 2020	iShares® MSCI Global Silver and Metals Miners ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Canada — 61.8%
Agnico Eagle Mines Ltd.	70,833	$4,652,054
Dundee Precious Metals Inc.	841,048	5,516,558
Eldorado Gold Corp.(a)	734,150	8,639,391
Endeavour Silver Corp.(a)(b)	938,443	3,208,043
First Majestic Silver Corp.(a)(b)	915,778	9,554,224
Fortuna Silver Mines Inc.(a)	1,053,484	6,722,982
Kinross Gold Corp.	361,052	2,577,152
Lundin Gold Inc.(a)	413,648	3,670,771
MAG Silver Corp.(a)(b)	481,031	7,342,228
New Gold Inc.(a)	3,678,816	6,784,760
Orla Mining Ltd.(a)	485,680	2,424,840
Pan American Silver Corp.	1,157,208	34,129,554
Premier Gold Mines Ltd.(a)(b)	1,267,571	2,494,256
Seabridge Gold Inc.(a)(b)	307,842	5,743,977
Silvercorp Metals Inc.	996,237	5,973,271
SilverCrest Metals Inc.(a)	636,456	5,598,888
SSR Mining Inc.(a)	65,406	1,213,334
Victoria Gold Corp.(a)	192,578	1,934,845
Wheaton Precious Metals Corp.	129,860	5,023,444
Yamana Gold Inc.	318,780	1,667,820

		124,872,392

Japan — 3.0%
Asahi Holdings Inc.	205,500	6,119,180

Mexico — 5.7%
Industrias Penoles SAB de CV	786,669	11,575,331

Peru — 0.5%
Cia. de Minas Buenaventura SAA, ADR	86,231	957,164

Russia — 0.7%
Polymetal International PLC	64,773	1,350,742

South Africa — 0.4%
Harmony Gold Mining Co. Ltd.(a)	216,233	884,004

Security	Shares	Value

United Kingdom — 9.8%
Fresnillo PLC	932,695	$13,105,665
Hochschild Mining PLC(a)	1,508,385	4,281,271
SolGold PLC(a)	5,138,490	2,373,608

		19,760,544

United States — 17.8%
Coeur Mining Inc.(a)(b)	1,222,012	8,664,065
Hecla Mining Co.	2,948,921	14,095,842
Newmont Corp.	224,274	13,191,797

		35,951,704

Total Common Stocks — 99.7% (Cost: $173,236,407)		201,471,061

Short-Term Investments

Money Market Funds — 9.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.19%(c)(d)(e)	18,695,286	18,706,503
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(c)(d)	130,000	130,000

		18,836,503

Total Short-Term Investments — 9.3% (Cost: $18,831,100)		18,836,503

Total Investments in Securities — 109.0% (Cost: $192,067,507)		220,307,564

Other Assets, Less Liabilities — (9.0)%		(18,121,764)

Net Assets — 100.0%		$202,185,800

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/20	Shares Held at 11/30/20	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$21,943,086	$—	$(3,227,703	)(a)	$(5,282)	$(3,598)	$18,706,503	18,695,286	$78,781	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	140,000	—	(10,000	)(a)	—	—	130,000	130,000	14		—

					$(5,282)	$(3,598)	$18,836,503		$78,795		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

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Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI Global Silver and Metals Miners ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$201,471,061	$—	$—	$201,471,061
Money Market Funds	18,836,503	—	—	18,836,503

	$220,307,564	$—	$—	$220,307,564

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt

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